Schedule of Estimated Useful Life of Property Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Property, plant and equipment	$ 125,330	$ 124,201	$ 159,265
Buildings And Improvement [Member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Property, plant and equipment		2,276
Equipment And Other Assets [Member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Property, plant and equipment	$ 53,126	58,680	$ 70,378
Bottom of range [member] | Equipment And Other Assets [Member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Estimated useful life	3 years
Top of range [member] | Equipment And Other Assets [Member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Estimated useful life	31 years
Gross carrying amount [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Property, plant and equipment	$ 216,407	224,875
Property, plant and equipment	102,051
Gross carrying amount [member] | Buildings And Improvement [Member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Property, plant and equipment		3,966
Gross carrying amount [member] | Equipment And Other Assets [Member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Property, plant and equipment	98,085	107,199
Accumulated depreciation and amortisation [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Property, plant and equipment	(91,077)	(46,649)
Property, plant and equipment		(100,674)
Accumulated depreciation and amortisation [member] | Buildings And Improvement [Member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Property, plant and equipment		(1,690)
Accumulated depreciation and amortisation [member] | Equipment And Other Assets [Member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Property, plant and equipment	$ (44,959)	(48,519)
Not Later Than Five Year [Member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Estimated useful life	5 years
Property, plant and equipment		495
Not Later Than Five Year [Member] | Gross carrying amount [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Property, plant and equipment	$ 3,931
Not Later Than Five Year [Member] | Accumulated depreciation and amortisation [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Property, plant and equipment		(3,436)
Later Than Five Year And Not Later Than Ten Years [Member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Property, plant and equipment		2,006
Later Than Five Year And Not Later Than Ten Years [Member] | Bottom of range [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Estimated useful life	6 years
Later Than Five Year And Not Later Than Ten Years [Member] | Top of range [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Estimated useful life	10 years
Later Than Five Year And Not Later Than Ten Years [Member] | Gross carrying amount [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Property, plant and equipment		7,997
Later Than Five Year And Not Later Than Ten Years [Member] | Accumulated depreciation and amortisation [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Property, plant and equipment		(5,991)
Later than ten years and not later than fifteen years [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Property, plant and equipment		$ 3,624
Later than ten years and not later than fifteen years [member] | Bottom of range [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Estimated useful life	11 years
Later than ten years and not later than fifteen years [member] | Top of range [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Estimated useful life		15 years
Later than ten years and not later than fifteen years [member] | Gross carrying amount [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Property, plant and equipment		$ 4,982
Later than ten years and not later than fifteen years [member] | Accumulated depreciation and amortisation [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Property, plant and equipment		(1,358)
Later than fifteen years and not later than twenty years [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Property, plant and equipment		12,180
Later than fifteen years and not later than twenty years [member] | Bottom of range [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Estimated useful life	16 years
Later than fifteen years and not later than twenty years [member] | Top of range [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Estimated useful life	20 years
Later than fifteen years and not later than twenty years [member] | Gross carrying amount [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Property, plant and equipment		27,614
Later than fifteen years and not later than twenty years [member] | Accumulated depreciation and amortisation [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Property, plant and equipment		(15,434)
Later than twenty years and not later than twenty-five years [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Property, plant and equipment		20,647
Later than twenty years and not later than twenty-five years [member] | Bottom of range [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Estimated useful life	21 years
Later than twenty years and not later than twenty-five years [member] | Top of range [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Estimated useful life	25 years
Later than twenty years and not later than twenty-five years [member] | Gross carrying amount [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Property, plant and equipment		26,847
Later Than Twenty Five Years And Not Later Than Thirty Year [Member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Property, plant and equipment		7,229
Later Than Twenty Five Years And Not Later Than Thirty Year [Member] | Bottom of range [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Estimated useful life	25 years
Later Than Twenty Five Years And Not Later Than Thirty Year [Member] | Top of range [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Estimated useful life	30 years
Later Than Twenty Five Years And Not Later Than Thirty Year [Member] | Gross carrying amount [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Property, plant and equipment		10,271
Later Than Twenty Five Years And Not Later Than Thirty Year [Member] | Accumulated depreciation and amortisation [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Property, plant and equipment		(3,042)
Later Than Thirty Years [Member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Estimated useful life	30 years
Property, plant and equipment		2,534
Later Than Thirty Years [Member] | Gross carrying amount [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Property, plant and equipment		4,478
Later Than Thirty Years [Member] | Accumulated depreciation and amortisation [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Property, plant and equipment		$ (1,944)